Summary of Significant Accounting Policies (Details Narrative) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
Deposit insurance limit | ¥	¥ 500,000
Deposit | ¥	¥ 500,000
Cash in banks | $			$ 35.0	$ 32.3
Xintong International [Member]
Non-controlling interest	15.00%			15.00%
One Customer | Sales revenue
Concentration risk percentage	27.00%	28.00%
Two Customer | Sales revenue
Concentration risk percentage	25.00%	27.00%
Three Customer | Sales revenue
Concentration risk percentage	26.00%	13.00%
Accounts Receivable [Member] | One Customer
Concentration risk percentage	29.00%		34.00%
Accounts Receivable [Member] | Two Customer
Concentration risk percentage	29.00%		28.00%
Accounts Receivable [Member] | Three Customer
Concentration risk percentage	28.00%		20.00%
Purchases [Member] | One Supplier
Concentration risk percentage	32.00%	40.00%
Purchases [Member] | Two Supplier
Concentration risk percentage	20.00%	10.00%
Purchases [Member] | Three Supplier
Concentration risk percentage	16.00%
Represents the information pertaining to split-adjusted amount. | Warrant [Member]
Deposit | ¥	¥ 500,000
Cash | $			$ 35.0	$ 32.3
Deposit insurance uncovered amount | $			$ 34.9	$ 32.2